Fair Value Option, Changes in Fair Value Included in Earnings (Details) - Fair value option election [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Mortgage banking noninterest income [Member] | Mortgage loans held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	$ 1,064	$ 462	$ 1,229
Mortgage banking noninterest income [Member] | Loans held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Mortgage banking noninterest income [Member] | Loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Net gains (losses) from trading activities [Member] | Mortgage loans held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Net gains (losses) from trading activities [Member] | Loans held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	11	(1)	45
Net gains (losses) from trading activities [Member] | Loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Other noninterest income [Member] | Mortgage loans held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Other noninterest income [Member] | Loans held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	2	1	2
Other noninterest income [Member] | Loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	$ 0	$ (1)	$ 0